13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 p3rzhg@d
 06/30/2011
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2011
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 69
From 13F Information Table Value Total (USD): 111,993,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T	COM	1957109	485	15445	SH		SOLE
Abbott Labs	COM	2824100	446	8474	SH		SOLE
American Express	COM	25816109	284	5490	SH		SOLE
Annaly Mtg Mgmt Inc	COM	35710409	581	32182	SH		SOLE
Apple Computer	COM	37833100	592	1763	SH		SOLE
Arris Group Inc	COM	04269Q100	2253	194080	SH		SOLE
Automatic Data Proc.	COM	53015103	537	10195	SH		SOLE
Berkshire Hathaway	COM	84670991	1974	17	SH		SOLE
Berkshire Hathaway B	COM	84670207	11347	146618	SH		SOLE
Bp Plc Adr	COM	55622104	2397	54113	SH		SOLE
Bristol-Myers Squibb	COM	110122108	255	8802	SH		SOLE
Canadian Nat. Railway	COM	136375102	986	12340	SH		SOLE
Chevron	COM	166764100	1916	18626	SH		SOLE
Chubb	COM	171232101	309	4940	SH		SOLE
Church & Dwight	COM	171340102	246	6059	SH		SOLE
Clorox Company	COM	189054109	1354	20077	SH		SOLE
Coca-Cola	COM	191216100	3533	52506	SH		SOLE
Colgate Palmolive	COM	194162103	3927	44932	SH		SOLE
Comcast A	COM	20030N101	322	12718	SH		SOLE
Comcast Corp A	COM	20030N200	8803	363318	SH		SOLE
Conocophillips	COM	20825C104	1639	21802	SH		SOLE
Daylight Resources F	COM	239600109	264	27300	SH		SOLE
Diageo (Guinness)	COM	25243q205	758	9263	SH		SOLE
Directv Group Inc	COM	25459L106	663	13050	SH		SOLE
Disney	COM	254687106	1347	34501	SH		SOLE
Emerson Electric	COM	291011104	1289	22910	SH		SOLE
Exxon Mobil	COM	302290101	4423	54352	SH		SOLE
General Electric	COM	369604103	5766	305721	SH		SOLE
Global Environmental Ordf	COM	P47725109	0	10000	SH		SOLE
Google	COM	38259P508	294	580	SH		SOLE
Harris Corp	COM	413875105	443	9827	SH		SOLE
Heinz (H.J.)	COM	423074103	380	7125	SH		SOLE
Hewlett-Packard -New	COM	428236103	284	7806	SH		SOLE
I.B.M.	COM	459200101	611	3564	SH		SOLE
Jm Smucker Co	COM	832696405	322	4210	SH		SOLE
Johnson & Johnson	COM	478160104	2840	42701	SH		SOLE
Kimberly Clark	COM	494368103	893	13415	SH		SOLE
Kraft Foods A	COM	50075N104	2174	61696	SH		SOLE
McDonalds	COM	580135101	1484	17596	SH		SOLE
Medtronic	COM	585055106	1145	29708	SH		SOLE
Merck	COM	589331107	450	12751	SH		SOLE
Mercury General Corp	COM	589400100	321	8140	SH		SOLE
Microsoft	COM	594918104	8104	311703	SH		SOLE
Monsanto Co	COM	61166W101	644	8881	SH		SOLE
National Presto Ind	COM	637215104	318	3135	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	1075	17323	SH		SOLE
North European Oil Royalty Tru	COM	659310106	688	20850	SH		SOLE
Paychex	COM	704326107	2701	87913	SH		SOLE
Pepsico Inc.	COM	713448108	1440	20439	SH		SOLE
Philip Morris Int'l	COM	02209S103	308	4617	SH		SOLE
Procter & Gamble	COM	742718109	4738	74532	SH		SOLE
Royal Dutch Shell A	COM	780259206	278	3907	SH		SOLE
San Juan Basin Royalty Trust C	COM		667	27681	SH		SOLE
Scotts Miracle Grow	COM		446	8701	SH		SOLE
Stryker	COM	863667101	807	13757	SH		SOLE
Sysco	COM	871829107	3621	116145	SH		SOLE
Time Warner Cable A	COM	88732J207	2320	29722	SH		SOLE
Time Warner Inc	COM	887315109	4320	118783	SH		SOLE
Transocean Inc (new)	COM	G90076103	541	8379	SH		SOLE
USCI Inc	COM	90330N101	0	20000	SH		SOLE
Union Pacific	COM	907818108	437	4187	SH		SOLE
United Parcel Service	COM	911312106	2224	30498	SH		SOLE
United Technologies	COM	913017109	782	8838	SH		SOLE
Verizon Comm.	COM	92343V104	295	7937	SH		SOLE
Viacom Inc Cl B	COM	92553P201	279	5471	SH		SOLE
Visa	COM	92826C839	308	3656	SH		SOLE
Annaly Capital Mgmt Pfd 7.875%		35710508	1794	68559	SH		SOLE
General Elec Cap Corp		369622485	998	38300	SH		SOLE
WR Berkley Tr 6.75% 7/26/45			1523	60725	SH		SOLE